Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2022
Related Party Transactions [Abstract]
Schedule of related party transactions
Net revenues: The transactions with CoolCo for the nine months ended September 30, 2022 consisted of the following:

Nine months ended September 30,
(in thousands of $)	2022
Management and administrative services revenue (1)	2,217
Ship management fees revenue (2)	1,249
Ship management fee expenses (3)	(2,934)
Debt guarantee compensation (4)	563
Commitment fee (5)	86
Total	1,181
(1) Management and administrative services revenue – Golar Management Limited (“Golar Management”), a wholly-owned subsidiary of Golar, and Golar Management (Bermuda) Ltd, entered into the CoolCo TSA pursuant to which we provided corporate administrative services to CoolCo. On June 30, 2022, upon completion of the CoolCo Disposal, the CoolCo TSA was replaced by the CoolCo ASA.

(2) Ship management fee revenue – We provided commercial and technical management to the LNG carriers prior to their disposal to CoolCo under the existing management agreements. The CoolCo TSA revised the annual management fee payable to us per vessel. On June 30, 2022, upon completion of the CoolCo Disposal, the ship management agreements were terminated.

(3) Ship management fee expense – Following completion of the ManCo SPA in June 2022, we entered into commercial and technical management agreements with CoolCo for certain of our vessels, amounting to (i) $0.3 million ship management fees for the Golar Arctic and Golar Tundra and (ii) $0.1 million fees incurred for FLNG crewing for the nine months ended September 30, 2022.

We also entered into an agreement to sub-contract our contractual vessel management obligations for the LNG Croatia and NFE's fleet of vessels to CoolCo amounting to $2.6 million for the nine months ended September 30, 2022. The ship management fee revenue of $2.4 million received in relation to NFE's fleet of vessels is passed on at cost to CoolCo as our subcontracting ship management expenses presented on "Administrative expenses" in the consolidated statements of operations.

(4) Debt guarantee compensation – We agreed to remain as the guarantor of the payment obligations of two of the disposed subsidiaries' debt relating to two LNG carriers, Golar Ice and Golar Kelvin, in exchange for a guarantee fee of 0.5% on the outstanding principal balances, which as of September 30, 2022 is $218.6 million. The compensation amounted to $0.6 million for the nine months ended September 30, 2022.

(5) Commitment fee – We advanced a two years revolving credit facility of $25.0 million to CoolCo, which remains undrawn as of September 30, 2022. The facility bears a fixed interest rate and commitment fee on the undrawn loan of 5% and 0.5% per annum, respectively. The commitment fee amounted to $0.1 million for the nine months ended September 30, 2022.

Receivables: The balances with CoolCo and its subsidiaries as of September 30, 2022 consisted of the following:

(in thousands of $)	September 30, 2022
Balance due from CoolCo and subsidiaries (6)	4,348
(6) Balances due from CoolCo and its subsidiaries - Amounts due to/from CoolCo and its subsidiaries are comprised primarily of unpaid management services, amounts arising from the results of CoolCo's vessels participating in the Cool Pool, revolving credit facility, commitment fees and other related arrangements. Payables and receivables are generally settled quarterly in arrears. Balances owing to or due from CoolCo and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business.
Net (expenses)/revenue: The transactions with other related parties for the nine months ended September 30, 2022 and 2021 consisted of the following:

	Nine months ended September 30,
(in thousands of $)	2022	2021
Avenir LNG (1)	205	346
Magni Partners (2)	(13)	(177)
ECGS (3)	—	1,482
Borr Drilling (4)	—	258
2020 Bulkers (5)	—	82
Total	192	1,991

Receivables: The balances with other related parties as of September 30, 2022 and December 31, 2021 consisted of the following:

(in thousands of $)	September 30, 2022	December 31, 2021
Avenir LNG (1)	3,431	3,225
Magni Partners (2)	81	81
Borr Drilling (4)	—	149
2020 Bulkers (5)	—	29
Total	3,512	3,484
(1) Avenir entered into agreements to compensate Golar in relation to the provision of certain debt guarantees relating to Avenir and its subsidiaries. This compensation amounted to $0.1 million and $0.3 million for the nine months ended September 30, 2022 and 2021, respectively.

In October 2021, we advanced a one year revolving shareholder loan of $5.3 million to Avenir, of which $1.8 million was drawn as of September 30, 2022. In October 2022, the revolving shareholder loan was extended to three years. The facility bears a fixed interest rate of 5% per annum. Interest and commitment fee receivable on the undrawn portion of the loan amounted to $66.0 thousand and $83.0 thousand for the nine months ended September 30, 2022, respectively.

(2) Magni Partners - Tor Olav Trøim is the founder of, and partner in, Magni Partners (Bermuda) Limited (“Magni Partners”), a privately held Bermuda company, and is the ultimate beneficial owner of the company. Receivables and payables from Magni Partners comprise primarily of the cost (without mark-up) or partial cost of personnel employed by Magni Partners who have provided advisory and management services to Golar. These costs do not include any payment for any services provided by Tor Olav Trøim himself.

(3) We chartered the Golar Ice to ECGS during the nine months ended September 30, 2021. There was no comparable transaction in the same period in 2022.

(4) Borr Drilling - Tor Olav Trøim is the founder, and director of Borr Drilling Limited (“Borr Drilling”), a Bermuda company listed on the Oslo and Nasdaq stock exchanges. Receivables comprise primarily of management and administrative services provided by our Bermuda corporate office. Effective from January 2022, Borr Drilling ceased to be a related party.

(5) 2020 Bulkers - Receivables comprise primarily of management and administrative services provided by our Bermuda corporate office. Effective from January 2022, 2020 Bulkers Ltd. (“2020 Bulkers”) ceased to be a related party.
Net revenues: The transactions with Golar Partners and its subsidiaries for the period January 1, 2021 to April 15, 2021 consisted of the following:

Period January 1, 2021 to April 15, 2021
(in thousands of $)
Management and administrative services revenue	1,717
Ship management fees revenue	2,251
Interest income on short-term loan	18
Total	3,986
Net revenues: The transactions with Hygo and its affiliates for the period January 1, 2021 to April 15, 2021 consisted of the following:

Period January 1, 2021 to April 15, 2021
(in thousands of $)
Management and administrative services revenue	2,051
Ship management fees income	904
Debt guarantee compensation	676
Total	3,631